Costs and expenses by nature (Details) - Cost Of Sale [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Raw material, products for resale, materials and third-party services (1)	$ (22,368)	$ (21,912)	$ (33,196)
Acquisitions	(16,278)	(16,198)	(26,609)
Crude oil imports	(9,458)	(9,358)	(11,212)
Oil products imports	(5,080)	(4,649)	(8,869)
Natural gas imports	(1,740)	(2,191)	(6,528)
Third-party services and others	(6,090)	(5,714)	(6,587)
Depreciation, depletion and amortization	(9,777)	(10,779)	(10,514)
Production taxes	(11,392)	(12,108)	(14,953)
Employee compensation	(1,888)	(1,690)	(1,665)
Inventory turnover	(19)	(1,946)	842
Total	$ (45,444)	$ (48,435)	$ (59,486)